Notes to the Profit or Loss Statement - Summary of Satisfaction of Performance Obligations (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Satisfaction of Performance Obligations [Line Items]
Revenues	€ 278,267,003	€ 179,611,844	€ 327,698,465
Performance obligations fulfilled in previous periods	103,100,000	85,500,000	47,100,000
Performance obligations satisfied at point in time [member]
Satisfaction of Performance Obligations [Line Items]
Revenues	278,195,000	179,569,000	327,438,000
Performance obligations satisfied over time [member]
Satisfaction of Performance Obligations [Line Items]
Revenues	€ 72,000	€ 43,000	€ 260,000